Intangible asset	12 Months Ended
Dec. 31, 2025
Intangible asset

18. Intangible asset

	Land use right	Acquired computer software	Total
	RMB’000	RMB’000	RMB’000
Cost
At December January 1, 2024	44,843	9	44,852
Disposal of discontinued business	-	(9)	(9)
Foreign current translation differences	1,259	-	1,259
At December 31, 2024	46,102	-	46,102
Foreign current translation differences	(1,934)	-	(1,934)
At December 31, 2025	44,168	-	44,168

Accumulated amortization
At December 31, 2023	-	5	5
Disposal of discontinued business	-	(5)	(5)
At December 31, 2024 and 2025	-	-	-

Carrying amount
At December 31, 2024	46,102	-	46,102
At December 31, 2025	44,168	-	44,168

On November 13, 2023, the Company entered into certain land use right transfer agreement to acquire the land use right of a parcel of land located in Wuhan City, China, with a transaction value of USD6.3 million. The Company issued a total of 18,007,046 ordinary shares in exchange of the land use right. The land use right is not being amortized as amortization commences only when the land is available for its intended use. As of December 31, 2025, the land was not yet available for use. Management performed an impairment assessment during the year and determined that the carrying amount of land use right was fully recovered. Accordingly, no impairment loss was required.